SCOPE OF CONSOLIDATION - Other Investments (Details) - USD ($) $ in Millions				6 Months Ended	12 Months Ended
	Dec. 16, 2015	Dec. 15, 2015	Jul. 14, 2015	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Impairment loss on financial assets					$ 26	$ 28	$ 565
Net gain (loss) on disposal of subsidiaries					18	23	72
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment					21	13	$ 11
Stalprodukt S.A.
Disclosure of financial assets [line items]
Ownership interest in associate sold (in shares)				729,643
Proceeds from sales of interests in associates				$ 46
Proportion of ownership interest in associate	28.47%	33.77%		28.47%			28.47%
Proportion of voting rights held in associate				28.26%			28.26%
Net gain (loss) on disposal of subsidiaries	$ (6)			$ (26)
Loss on sale of investment in associate, excluding remeasurement adjustment				13
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment				(11)
Reclassification unrealized gains on derivatives				$ 11
Erdemir
Disclosure of financial assets [line items]
Available-for-sale securities (at fair value)					1,118	618
Erdemir | Available-for-sale assets
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in OCI					658	183
Impairment loss on financial assets							$ 101
Stalprodukt S.A.
Disclosure of financial assets [line items]
Available-for-sale securities (at fair value)					171	148
Unrealized gains (losses) recognized in OCI					77	66
Stalprodukt S.A. | Available-for-sale assets
Disclosure of financial assets [line items]
Proportion of ownership interest in equity investment				21.20%
Proportion of voting rights held in equity investment				11.61%
Remeasuring available-for-sale financial assets				$ 13
Gerdau
Disclosure of financial assets [line items]
Available-for-sale securities (at fair value)					112	99
Unrealized gains (losses) recognized in OCI					42	38
Proceeds from transfers of financial assets			$ 28
Gains on swap recognized in profit or loss							$ 55
Other investments
Disclosure of financial assets [line items]
Available-for-sale securities (at fair value)					1,444	894
Investments accounted for at cost					27	32
Total					$ 1,471	$ 926